RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On February 24, 2021, the Sponsor paid $
25,000
of certain of the Company’s expenses as consideration for
4,312,500
Class B ordinary shares, par value $
0.0001
per share (the “Founder Shares”). In April 2021, the Company effected a share capitalization for Class B ordinary shares, resulting in an aggregate of
7,187,500
Class B ordinary shares outstanding. The Sponsor agreed to forfeit up to
937,500
Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters, so that the Founder Shares would represent
20.0
% of the Company’s issued and outstanding ordinary shares (excluding the Private Placement Shares) after the Initial Public Offering. On May 27, 2021, the underwriters partially exercised the over-allotment option to purchase an additional
2,500,000
Class A ordinary shares. On August 9, 2021, the Sponsor forfeited
312,500
Class B ordinary shares.
The initial shareholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A)
one year
after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of Class A ordinary shares equals or exceeds $
12.00
per share (as adjusted for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading
day period commencing at least
150
days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Private Placement Shares
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of
907,000
Class A ordinary shares, at a price of $
10.00
per Private Placement Share to the Sponsor, generating gross proceeds of approximately $
9.1
 million.
The Private Placement Shares will not be transferable or salable until
30
days after the completion of the initial Business Combination. Certain proceeds from the Private Placement Shares were added to the proceeds from the Initial Public Offering to be held in the Trust Account.
Related Party Loans
On February 24, 2021, the Sponsor agreed to loan the Company an aggregate of up to $
300,000
pursuant to a promissory note (the “Note”). This loan was
non-interest
bearing and payable upon the completion of the Initial Public Offering. The Company borrowed approximately $
109,000
through the Initial Public Offering. The Company repaid the Note in full upon closing of the Initial Public Offering. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the

Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $
1.5
 million of such Working Capital Loans may be convertible into shares of the post Business Combination entity at a price of $
10.00
per share. The shares would be identical to the Private Placement Shares. As of December 31, 2022 and 2021 the Company had
no
outstanding borrowing under the Working Capital Loan.
Administrative Services Agreement
The Company entered into an Administrative Support Agreement (the “Administrative Support Agreement”) with Fifth Wall Ventures Management, LLC (“Management Company”) pursuant to which it agreed to pay Management Company a total of up to $
17,500
per month for office space and professional, secretarial, administrative and support services provided to the Company. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022 and for the period from February 19, 2021 (inception) through December 31, 2021, the Company incurred expenses of $
210,000
and $
74,000
, under this agreement, respectively. As of December 31, 2022 and 2021, the Company had $
284,000
and $
74,000
, respectively, in balance outstanding for services in connection with such agreement on the accompanying consolidated balance sheets.
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. For the year ended December 31, 2022 and for the period from February 19, 2021 (inception) through December 31, 2021, and as of December 31, 2022 and 2021,
no
such amounts were reimbursed or accrued respectively.